Federal Income Taxes (Details) - 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
Federal Income Taxes
Determination letter obtained	true
Determination letter date	Feb. 21, 2017
Tax qualification status	us-gaap:QualifiedPlanMember